Related Party Transactions Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions
RELATED PARTY TRANSACTIONS

Each project entered into operations and maintenance (O&M) and administrative services agreements with subsidiaries of NEER whereby the projects pay a certain annual fee plus actual costs incurred in connection with certain services performed under these agreements. These services include O&M and administrative services. NEP’s operating expenses for the years ended December 31, 2014, 2013 and 2012 include approximately $5 million, $3 million and $2 million, respectively, related to such services. Additionally, Northern Colorado pays an affiliate for transmission services. NEP’s transmission expense for the years ended December 31, 2014, 2013 and 2012 represents the fees paid for these services. The net payables at December 31, 2014 and 2013, for these services as well as for payroll and other payments made on behalf of these projects, were approximately $13 million and $18 million, respectively, and are included in due to related parties on NEP’s consolidated balance sheets.

Management Services Agreement (MSA) - Effective July 1, 2014, subsidiaries of NEP entered into a MSA with indirect wholly-owned subsidiaries of NEE, under which operational, management and administrative services are provided to NEP, including managing NEP’s day to day affairs and providing individuals to act as NEP GP’s executive officers and directors, in addition to those services that are provided under the existing O&M agreements and administrative services agreements described above between NEER subsidiaries and NEP subsidiaries. NEP OpCo will pay NEE an annual management fee equal to the greater of 1% of the sum of NEP OpCo’s net income plus interest expense, income tax expense and depreciation and amortization expense less certain non-cash, non-recurring items for the most recently ended fiscal year and $4 million (as adjusted for inflation beginning in 2016), which will be paid in quarterly installments of $1 million with an additional payment each January to the extent 1% of the sum of NEP OpCo’s net income plus interest expense, income tax expense and depreciation and amortization expense less certain non-cash, non-recurring items for the preceding fiscal year exceeds $4 million (as adjusted for inflation beginning in 2016). NEP OpCo will also make certain payments to NEE based on the achievement by NEP OpCo of certain target quarterly distribution levels to its unitholders (incentive distribution rights, or IDRs). NEP’s O&M expenses for the year ended December 31, 2014 include approximately $2 million related to payments made under the MSA. There was no expense for the years ended December 31, 2013 and 2012 related to the MSA.

Cash Sweep and Credit Support Agreement (cash sweep agreement) - Effective July 1, 2014, NEP OpCo entered into a cash sweep agreement with NEER, under which NEER and certain of its subsidiaries may provide credit support in the form of letters of credit and guarantees to satisfy NEP’s subsidiaries’ contractual obligations. NEP OpCo will pay NEER an annual credit support fee based on the level and cost of the credit support provided, payable in quarterly installments. NEP’s expense for the year ended December 31, 2014 includes less than $1 million related to payments made under the cash sweep agreement. There was no expense for the years ended December 31, 2013 and 2012 related to the cash sweep agreement.

NEER and certain of its subsidiaries may withdraw funds received by NEP OpCo under the cash sweep agreement, or its subsidiaries in connection with certain of the long-term debt agreements, (Project Sweeps), and hold those funds in accounts belonging to NEER or its subsidiaries to the extent the funds are not required to pay project costs or otherwise required to be maintained by NEP's subsidiaries. NEER and its subsidiaries may keep the funds until the financing agreements permit distributions to be made, or, in the case of NEP OpCo, until such funds are required to make distributions or to pay expenses or other operating costs or NEP OpCo otherwise demands the return of such funds. If NEER fails to return withdrawn funds when required by NEP's subsidiaries’ financing agreements, the lenders will be entitled to draw on credit support provided by NEER in the amount of such withdrawn funds. If NEER or one of its affiliates realizes any earnings on the withdrawn funds prior to the return of such funds, it will be permitted to retain those earnings. The cash sweep amount held in accounts belonging to NEER or its subsidiaries as of December 31, 2014, was approximately $218 million and is included in due from related parties on NEP’s consolidated balance sheet. The cash sweep amount held in accounts belonging to NEER or its subsidiaries as of December 31, 2013 was approximately $16 million, and was accounted for as a members' distribution in the accompanying consolidated statement of changes in equity.

Guarantees and Letters of Credit Entered into by Related Parties - Certain PPAs include requirements of the project entities to meet certain performance obligations. NEECH has provided letters of credit or guarantees for certain of these performance obligations and payment of any obligations from the transactions contemplated by the PPAs. In addition, certain of the financing agreements require cash and cash equivalents to be reserved for various purposes. In accordance with the terms of these financing agreements, guarantees from NEECH have been substituted in place of these cash and cash equivalents reserve requirements. In addition, certain interconnection agreements and site certificates require letters of credit or a bond to secure certain payment or restoration obligations related to those agreements. NEECH also guarantees the Project Sweep amounts held in accounts belonging to NEER as described above. At December 31, 2014, NEECH guaranteed or provided letters of credit or bonds totaling approximately $656 million related to these obligations. Agreements related to the sale of differential membership interests require NEER to guarantee payment of construction-related expenses that were not yet paid before the sale of the differential membership interests in VIEs as well as payments due by the VIEs and the indemnifications to the VIEs' respective investors. As of December 31, 2014, NEER guaranteed a total of approximately $71 million related to these obligations.

Non-current Due to Related Party - At December 31, 2014, approximately $16 million reported in non-current due to related party on NEP's consolidated balance sheets represents an amount due from Palo Duro to NEER to refund NEER for certain transmission costs paid on behalf of Palo Duro. Amounts will be paid to NEER as Palo Duro receives payments from a third party for a related note receivable in the amount of approximately $16 million recorded in other non-current assets on NEP’s consolidated balance sheets. At December 31, 2014, approximately $2 million reported in non-current due to related party on NEP's consolidated balance sheets represents amounts owed to NEER or NEER subsidiaries for reimbursement of turbine replacement costs as well as for fees related to O&M agreements and ASAs discussed above that Stateline was unable to pay due to debt covenant restrictions.

Development, Engineering and Construction Commitments - During the year ended December 31, 2014, NEER purchased and contributed approximately $1 million under several engineering, procurement and construction contracts related to the procurement of materials and services for certain NEP assets and for which costs were capitalized in construction work in progress. There were no such purchases or contributions in the years ended December 31, 2013 and 2012.